Summary of significant accounting policies - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of significant accounting policies
Sales-based taxes	$ 10,808,000
Ad valorem taxes	488,000
Unrecognized tax benefits, interest recognized	0	$ 0
Unrecognized tax benefits, penalties recognized	$ 0	$ 0	$ 0